Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Balance Sheet Information Related to Leases
Balance sheet information related to the Company's leases at December 31, was as follows (in thousands):

	2023	2022
Assets:
Lease assets	$1,868	$3,128
Liabilities:
Current portion of lease liabilities	1,152	1,312
Long-term portion of lease liabilities	792	1,913
Total lease liabilities	$1,944	$3,225

Schedule of Lease Costs and Other Lease Information
The following table presents the components of lease costs as of December 31, (in thousands):

Lease Cost	2023	2022	2021
Operating lease cost	$1,435	$1,300	$1,008
Short-term lease cost	38	37	291
Variable lease cost	37	143	141
Net lease cost	$1,510	$1,480	$1,440
Other lease information surrounding the Company's operating leases as of December 31, was as follows (dollars in thousands):

	2023	2022	2021
Cash outflows for amounts included in the measurement of lease liabilities	$1,456	$1,300	$924
ROU assets obtained in exchange for lease obligations	109	910	3,940
Weighted-average remaining lease term (in years)	2.10	2.80	3.26
Weighted-average discount rate	2.69%	2.35%	1.29%

Schedule of Future Maturities of Lease Liabilities
Future maturities of the Company's operating lease liabilities as of December 31, 2023 were as follows (in thousands):

Future lease payments:
2024	$1,189
2025	446
2026	277
2027	97
Thereafter	—
$2,009
Present value discount	(65)
Lease liabilities	$1,944